PROPERTY, PLANT AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Machinery and Manufacturing Equipment [Member] USD ($)	Dec. 31, 2011 Machinery and Manufacturing Equipment [Member] USD ($)	Dec. 31, 2012 Office Equipment and Furniture [Member] USD ($)	Dec. 31, 2011 Office Equipment and Furniture [Member] USD ($)	Dec. 31, 2012 Motor Vehicles [Member] USD ($)	Dec. 31, 2011 Motor Vehicles [Member] USD ($)	Dec. 31, 2012 Buildings and Leasehold Improvements [Member] USD ($)	Dec. 31, 2011 Buildings and Leasehold Improvements [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses Related to Operating Lease [Member] USD ($)	Dec. 31, 2012 Prepaid Expenses Related to Operating Lease [Member] ILS	Dec. 31, 2011 Prepaid Expenses Related to Operating Lease [Member] USD ($)
Property, Plant and Equipment [Line Items]
Cost	$ 139,160	$ 127,048		$ 97,252	$ 90,005	$ 6,521	$ 4,705	$ 1,316	$ 1,495	$ 33,132	$ 29,879	$ 939		$ 964
Accumulated depreciation	66,173	57,391
Depreciated cost	72,987	69,657
Investment grant received				7,200
Operating lease term												49 years	49 years
Operating lease consideration												830	3,700
Depreciation expense	$ 10,544	$ 11,188	$ 9,500